Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001547950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 05, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
| High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HYLD